Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS:
Cash	$ 44,967	$ 35,443	$ 186,386
Accounts receivable, net	196,256	138,609	419,951
Inventory	234,616	178,056	92,917
Prepaid expenses and other current assets	20,000	15,000	4,663
TOTAL CURRENT ASSETS	495,839	367,108	703,917
Property and equipment, net	2,627	1,542	1,461
Right of use asset	106,371	127,276	33,568
TOTAL ASSETS	604,837	495,926	738,946
CURRENT LIABILITIES:
Accounts payable	2,535,296	2,215,246	2,730,309
Accrued expenses and interest	4,082,611	3,530,406	5,094,394
Convertible notes, net of debt discount and premiums	810,872	386,180	7,422,326
Line of credit	50,000	35,000
Note payable – seller	834,000	834,000	837,000
Current portion notes and loans payable and other advances – net of discounts	898,495	863,852	217,897
Mandatorily redeemable Preferred Stock	475,573	340,572
Settlement payable			154,562
Lease liability - current portion	45,364	41,946	34,475
TOTAL CURRENT LIABILITIES	9,837,106	8,352,264	16,504,500
LONG-TERM LIABILITIES:
Lease liability - long-term portion	62,384	85,880
Notes and loans payable – net of current portion	150,000	150,000	127,539
TOTAL LONG-TERM LIABILITIES	9,000,259	8,936,134	127,539
TOTAL LIABILITIES	18,837,365	17,288,398	16,632,039
Temporary Equity – Convertible Preferred Stock	504,784	463,962	685,440
Commitments and Contingencies (See Note 13)
STOCKHOLDERS’ DEFICIT:
Preferred stock
Common stock	1,073	930	441
Additional paid-in capital	20,539,727	20,598,156	19,051,212
Accumulated deficit	(39,278,112)	(37,855,520)	(35,630,186)
TOTAL STOCKHOLDERS’ DEFICIT	(18,737,312)	(17,256,434)	(16,578,533)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	604,837	495,926	738,946
Related Party
CURRENT LIABILITIES:
Notes payable – related party	104,895	105,062	13,537
LONG-TERM LIABILITIES:
Note payable including accrued interest – related party - long-term portion	$ 8,787,875	$ 8,700,254